Right-of-use Assets and Lease Liabilities - Summary of Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance at beginning of year	$ 68,019	$ 20,200
Closing balance at end of year	35,313	68,019
Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance at beginning of year	75,104	20,200
Additions (cash and non-cash)	757	56,854
Dispositions	(24,794)	(1,950)
Closing balance at end of year	51,067	75,104
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance at beginning of year	(7,085)	0
Depreciation expense	(18,389)	(13,369)
Dispositions	9,720	6,284
Closing balance at end of year	$ (15,754)	$ (7,085)